Share Capital (Schedule Of Outstanding And Exercisable Options By Exercise Price Range) (Details) (CAD)				12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 $2.82 to $7.03 [Member] Y	Dec. 31, 2011 $7.04 to $8.20 [Member] Y	Dec. 31, 2011 $8.21 to $8.96 [Member] Y	Dec. 31, 2011 $8.97 to $12.62 [Member] Y	Dec. 31, 2011 $12.63 to $17.70 [Member] Y	Dec. 31, 2011 $17.71 to $27.83 [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit				2.82	7.04	8.21	8.97	12.63	17.71
Range of Exercise Prices, upper limit				7.03	8.20	8.96	12.62	17.70	27.83
Options Outstanding, Number Outstanding	23,449,062	16,712,070	21,158,270	2,172,092	4,944,020	2,179,182	2,379,788	4,553,823	7,220,157
Options Outstanding, Weighted Average Remaining Life (in years)	4.08			3.95	3.86	2.56	1.30	4.51	5.36
Weighted Average Exercise Price Per Share	13.83	9.45	8.84	3.16	8.10	8.47	9.83	14.20	23.66
Options Exercisable, Number Exercisable	9,998,959			1,021,214	3,674,363	1,091,101	1,980,418	2,088,206	143,657
Options Exercisable, Weighted Average Exercise Price	9.38			2.93	8.07	8.44	9.74	14.23	20.55